Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of the separate account managed by TP LLC
The following is a summary of the separate account managed by Third Point LLC:

	September 30, 2014	December 31, 2013
Assets	($ in thousands)
Total investments in securities and commodities	$1,713,000	$1,460,864
Cash and cash equivalents	10,003	869
Restricted cash and cash equivalents	160,618	100,563
Due from brokers	182,927	98,386
Securities purchased under an agreement to sell	19,897	38,147
Derivative assets	37,260	39,045
Interest and dividends receivable	5,021	2,604
Other assets	799	933
Total assets	2,129,525	1,741,411
Liabilities and non-controlling interest
Accounts payable and accrued expenses	299	1,759
Securities sold, not yet purchased, at fair value	45,667	56,056
Due to brokers	306,927	44,870
Derivative liabilities	12,113	8,819
Performance fee payable to related party	21,837	—
Interest and dividends payable	589	748
Capital contribution received in advance	10,000	—
Non-controlling interest	20,302	69,717
Total liabilities and non-controlling interest	417,734	181,969
Total net investments managed by Third Point LLC	$1,711,791	$1,559,442

The Company’s investments are managed by its investment manager, Third Point LLC (“Third Point LLC” or the “Investment Manager”), under a long-term investment management contract. The Company directly owns the investments which are held in a separate account and managed by Third Point LLC. The following is a summary of the separate account managed by Third Point LLC:

	December 31, 2013	December 31, 2012
Assets	($ in thousands)
Total investments in securities and commodities	$1,460,864	$937,690
Cash and cash equivalents	869	4
Restricted cash and cash equivalents	100,563	64,783
Due from brokers	98,386	131,785
Securities purchased under an agreement to sell	38,147	60,408
Derivative assets	39,045	25,628
Interest and dividends receivable	2,604	2,088
Other assets	933	829
Total assets	$1,741,411	$1,223,215
Liabilities and non-controlling interest
Accounts payable and accrued expenses	$1,759	$825
Securities sold, not yet purchased, at fair value	56,056	176,454
Due to brokers	44,870	66,107
Derivative liabilities	8,819	12,992
Interest and dividends payable	748	1,255
Non-controlling interest	69,717	40,129
Total liabilities and non-controlling interest	181,969	297,762
Total net investments managed by Third Point LLC	$1,559,442	$925,453

Schedule of investments, categorized by the level of the fair value hierarchy
The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of September 30, 2014 and December 31, 2013:

	September 30, 2014
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$929,946	$18,721	$—	$948,667
Private common equity securities	—	7,937	—	7,937
Total equities	929,946	26,658	—	956,604
Asset-backed securities	—	425,160	2,434	427,594
Bank debts	—	17,584	—	17,584
Corporate bonds	—	103,092	3,964	107,056
Municipal bonds	—	3,623	—	3,623
Sovereign debt	—	104,801	19	104,820
Total debt securities	—	654,260	6,417	660,677
Investments in limited partnerships	—	66,799	6,770	73,569
Options	8,112	2,709	—	10,821
Rights and warrants	271	—	—	271
Trade claims	—	11,058	—	11,058
Catastrophe bond	—	2,046	—	2,046
Total other investments	8,383	82,612	6,770	97,765
Derivative assets (free standing)	170	37,090	—	37,260
Total assets	$938,499	$800,620	$13,187	$1,752,306
Liabilities
Equity securities	$8,682	$—	$—	$8,682
Sovereign debt	—	19,440	—	19,440
Corporate bonds	—	4,368	—	4,368
Options	8,096	5,081	—	13,177
Total securities sold, not yet purchased	16,778	28,889	—	45,667
Derivative liabilities (free standing)	121	11,992	233	12,346
Derivative liabilities (embedded)	—	—	7,913	7,913
Total liabilities	$16,899	$40,881	$8,146	$65,926

	December 31, 2013
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$839,903	$17,914	$—	$857,817
Private common equity securities	—	94,282	2,012	96,294
Total equities	839,903	112,196	2,012	954,111
Asset-backed securities	—	325,133	400	325,533
Bank debts	—	8,017	—	8,017
Corporate bonds	—	82,139	4,610	86,749
Municipal bonds	—	10,486	—	10,486
Sovereign debt	—	10,639	—	10,639
Total debt securities	—	436,414	5,010	441,424
Investments in limited partnerships	—	29,286	5,292	34,578
Options	6,284	6,785	—	13,069
Rights and warrants	1	—	—	1
Trade claims	—	17,681	—	17,681
Total other investments	6,285	53,752	5,292	65,329
Derivative assets	321	38,724	—	39,045
Total assets	$846,509	$641,086	$12,314	$1,499,909
Liabilities
Equity securities	$5,207	$—	$—	$5,207
Sovereign debt	—	37,592	—	37,592
Corporate bonds	—	3,372	—	3,372
Options	4,714	5,171	—	9,885
Total securities sold, not yet purchased	9,921	46,135	—	56,056
Derivative liabilities (free standing)	441	8,378	—	8,819
Derivative liabilities (embedded)	—	—	4,430	4,430
Total liabilities	$10,362	$54,513	$4,430	$69,305

The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of December 31, 2013 and 2012:

	December 31, 2013
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$839,903	$17,914	$—	$857,817
Private common equity securities	—	94,282	2,012	96,294
Total equities	839,903	112,196	2,012	954,111
Asset-backed securities	—	325,133	400	325,533
Bank debts	—	8,017	—	8,017
Corporate bonds	—	82,139	4,610	86,749
Municipal bonds	—	10,486	—	10,486
Sovereign debt	—	10,639	—	10,639
Total debt securities	—	436,414	5,010	441,424
Investments in limited partnerships	—	29,286	5,292	34,578
Options	6,284	6,785	—	13,069
Rights and warrants	1	—	—	1
Trade claims	—	17,681	—	17,681
Total other investments	6,285	53,752	5,292	65,329
Derivative assets	321	38,724	—	39,045
Total assets	$846,509	$641,086	$12,314	$1,499,909
Liabilities
Equity securities	$5,207	$—	$—	$5,207
Sovereign debt	—	37,592	—	37,592
Corporate bonds	—	3,372	—	3,372
Options	4,714	5,171	—	9,885
Total securities sold, not yet purchased	9,921	46,135	—	56,056
Derivative liabilities	441	8,378	—	8,819
Total liabilities	$10,362	$54,513	$—	$64,875

	December 31, 2012
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets	($ in thousands)
Equity securities	$496,473	$1,699	—	$498,172
Private common equity securities	—	—	2,757	2,757
Total equities	496,473	1,699	2,757	500,929
Asset-backed securities	—	191,401	—	191,401
Bank debts	—	22,531	54	22,585
Corporate bonds	—	56,814	1,046	57,860
Sovereign debt	—	7,485	—	7,485
Total debt securities	—	278,231	1,100	279,331
Investments in limited partnerships	—	91,287	—	91,287
Commodities	51,093	—	—	51,093
Options	3,191	276	—	3,467
Trade claims	—	11,583	—	11,583
Total other investments	54,284	103,146	—	157,430
Derivative assets	1,025	24,603	—	25,628
Total assets	$551,782	$407,679	$3,857	$963,318
Liabilities
Equity securities	$104,308	—	—	$104,308
Sovereign debt	—	59,918	—	59,918
Corporate bonds	—	8,924	—	8,924
Options	3,259	45	—	3,304
Total securities sold, not yet purchased	107,567	68,887	—	176,454
Derivative liabilities	10	12,982	—	12,992
Total liabilities	$107,577	$81,869	$—	$189,446

Schedule of reconciliation of the balances for all investments measured at fair value using significant unobservable inputs
The following table presents the reconciliation for all investments measured at fair value using significant unobservable inputs (Level 3) for the three and nine months ended September 30, 2014 and 2013:

	January 1, 2014	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2014
	($ in thousands)
Assets
Private common equity securities	$2,012	$(2,300)	$—	$—	$288	$—
Asset-backed securities	400	(2,151)	4,093	(1,921)	2,013	2,434
Corporate bonds	4,610	(811)	821	(484)	(172)	3,964
Sovereign Debt	—	(11)	30	—	—	19
Investments in limited partnerships	5,292	—	1,579	—	(101)	6,770
Total assets	$12,314	$(5,273)	$6,523	$(2,405)	$2,028	$13,187
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(1,013)	$780	$(233)
Derivative liabilities (embedded)	(4,430)	—	—	(3,046)	(437)	(7,913)
Total liabilities	$(4,430)	$—	$—	$(4,059)	$343	$(8,146)

	July 1, 2014	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2014
	($ in thousands)
Assets
Private common equity securities	$2,300	$(2,300)	$—	$—	$—	$—
Asset-backed securities	2,441	(520)	288	(18)	243	2,434
Corporate bonds	5,153	(811)	—	(152)	(226)	3,964
Sovereign Debt	30	(11)	—	—	—	19
Investment in limited partnership	5,771	—	1,525	—	(526)	6,770
Total assets	$15,695	$(3,642)	$1,813	$(170)	$(509)	$13,187
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(1,013)	$780	$(233)
Derivative liabilities (embedded)	(5,538)	—	—	(2,264)	(111)	(7,913)
Total liabilities	$(5,538)	$—	$—	$(3,277)	$669	$(8,146)

	January 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2013
	($ in thousands)
Assets
Private common equity securities	$2,757	$(1,905)	$2,032	$(1,795)	$828	$1,917
Asset-backed securities	—	196	196	—	(249)	143
Bank debt	54	(54)	—	—	—	—
Corporate bonds	1,046	(1,302)	4,287	(1,311)	1,795	4,515
Investment in limited partnership	—	—	1,959	(342)	(71)	1,546
Total assets	$3,857	$(3,065)	$8,474	$(3,448)	$2,303	$8,121
Liabilities
Derivative liabilities (free standing)	$—	$—	$—	$(4,335)	$3,167	$(1,168)
Derivative liabilities (embedded)	(2,510)	—	—	(1,460)	(310)	(4,280)
Total liabilities	$(2,510)	$—	$—	$(5,795)	$2,857	$(5,448)

	July 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	September 30, 2013
	($ in thousands)
Assets
Private common equity securities	$3,473	$(1,906)	$379	$—	$(29)	$1,917
Asset-backed securities	194	(112)	47	—	14	143
Corporate bonds	4,304	—	303	(192)	100	4,515
Investment in limited partnership	903	—	671	—	(28)	1,546
Total assets	$8,874	$(2,018)	$1,400	$(192)	$57	$8,121
Liabilities
Derivative liabilities (free standing)	$(2,240)	$—	$—	$(990)	$2,062	$(1,168)
Derivative liabilities (embedded)	(4,180)	—	—	—	(100)	(4,280)
Total liabilities	$(6,420)	$—	$—	$(990)	$1,962	$(5,448)
(1) Total net change in realized and unrealized gain (loss) recorded on Level 3 financial instruments are included in net investment income in the condensed consolidated statements of income (loss).

The following table presents the reconciliation for all investments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

	January 1, 2013	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2013
	($ in thousands)
Assets
Asset-backed securities	$—	$133	$552	$(12)	$(273)	$400
Bank debt	54	(54)	—	—	—	—
Corporate bonds	1,046	—	4,094	(1,392)	862	4,610
Private common equity securities	2,757	(2,757)	2,031	—	(19)	2,012
Investments in limited partnerships	—	—	4,690	(342)	944	5,292
	$3,857	$(2,678)	$11,367	$(1,746)	$1,514	$12,314
Liabilities
Derivative liabilities	$—	$—	$—	$(4,335)	$4,335	$—

	January 1, 2012	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2012
	($ in thousands)
Assets
Corporate bonds	$—	$1,093	$—	$(488)	$441	$1,046
Bank debt	—	109	—	(8)	(47)	54
Private common equity securities	—	5,450	—	(2,401)	(292)	2,757
Trade claims	—	20	—	(22)	2	—
Total assets	$—	$6,672	$—	$(2,919)	$104	$3,857